CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed Maturity Securities [Abstract]
Available-for-sale at fair value (amortized cost of $20,270,734 and $19,559,432)	$ 21,474,136	$ 22,291,614
Mortgage loans on real estate (net of allowances of $10,106 and $11,580)	2,486,680	2,300,587
Policy loans	1,244,469	1,278,175
Funds withheld at interest	5,771,467	5,594,182
Short-term investments	139,395	288,082
Other invested assets	1,324,960	1,159,543
Total investments	32,441,107	32,912,183
Cash and cash equivalents	923,647	1,259,892
Accrued investment income	267,908	201,344
Premiums receivable and other reinsurance balances	1,439,528	1,356,087
Reinsurance ceded receivables	594,515	620,901
Deferred policy acquisition costs	3,517,796	3,619,274
Other assets	489,972	390,757
Total assets	39,674,473	40,360,438
Liabilities and Stockholders’ Equity
Future policy benefits	11,866,776	11,372,856
Interest-sensitive contract liabilities	12,947,557	13,353,502
Other policy claims and benefits	3,571,761	3,160,250
Other reinsurance balances	275,138	233,630
Deferred income taxes	1,837,577	2,120,501
Other liabilities	541,035	742,249
Long-term debt	2,214,350	1,815,253
Collateral finance facility	484,752	652,010
Total liabilities	33,738,946	33,450,251
Commitments and contingent liabilities (See Note 12)
Stockholders Equity:
Preferred stock (par value $.01 per share; 10,000,000 shares authorized; no shares issued or outstanding)	0	0
Common stock (par value $.01 per share; 140,000,000 shares authorized; shares issued: 79,137,758 at December 31, 2013 and 2012)	791	791
Additional paid-in-capital	1,777,906	1,755,421
Retained earnings	3,659,938	3,357,255
Treasury stock, at cost - 8,369,540 and 5,210,427 shares	(508,715)	(312,182)
Accumulated other comprehensive income	1,005,607	2,108,902
Total stockholders’ equity	5,935,527	6,910,187
Total liabilities and stockholders’ equity	$ 39,674,473	$ 40,360,438